Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Interest from term deposits	$ 52,382	$ 67,407	$ 81,981
Interest from marketable securities	6,838	11,193	31,920
Interest from maintenance of minimum bank balance in current account	1,900	3,246	12
Other finance income	24,587	21,086	4,614
Other finance interests	0	710	4,199
Total	$ 85,707	$ 103,642	$ 122,726